Share Based Compensation	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation
Share Based Compensation
In February 2017, the Company’s board of directors adopted the 2017 Share Option Plan, or the 2017 Plan. The 2017 Plan was set to expire on February 21, 2027. The 2017 Plan provided for the grant of potentially tax-favored Enterprise Management Incentives, or EMI, options to the Company's U.K. employees and for the grant of options to its U.S. employees.
In June 2018, as part of the Company's reorganization and IPO, the Company’s board of directors and shareholders approved the 2018 Equity Incentive Plan, or the 2018 Plan. The initial maximum number of ordinary shares that may be issued under the 2018 Plan was 3,281,622. This number consists of 3,025,548 new ordinary shares and 256,074 ordinary shares that would have otherwise remained available for future grants under the 2017 Plan. The number of ordinary shares reserved for issuance under the 2018 Plan will automatically increase on October 1st of each year, for a period of not more than ten years, commencing on October 1, 2018 and ending on (and including) October 1, 2027, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on September 30th of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable October 1st date. Shares issued under the 2018 Plan may be authorized but unissued shares, shares purchased on the open market, treasury shares or ADSs. No more than 14,000,000 shares may be issued under the 2018 Plan upon the exercise of incentive share options.
Options granted under the 2018 Plan and 2017 Plan, as well as restricted shares granted as employee incentives, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three years, unless the award contains specific performance vesting provisions. For equity awards issued that have both a performance vesting condition and a services condition, once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved and the balance vesting monthly over the remaining three years. Options granted under the 2018 Plan and 2017 Plan generally expire 10 years from the date of grant. For certain senior members of management and directors, the board of directors has approved an alternative vesting schedule.
Share Option Valuation
The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended September 30, 2018 and 2017 were as follows:

	September 30,
	2018	2017
Expected option life (years)	6 years	6 years
Risk-free interest rate	2.61% to 3.00%	1.91% to 2.05%
Expected volatility	68.15% to 72.99%	68.61% to 68.93%
Expected dividend yield	0.00%	0.00%

Share Options

The table below reflects the conversion of ordinary shares in the current and previous years.

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of September 30, 2016	—	$—	—	$—
Granted	570,537	0.51	—	—
Exercised	—	—	—	—
Canceled or forfeited	(228)	0.00	—	—
Outstanding as of September 30, 2017	570,309	$0.51	9.73	$2,024
Granted	1,513,218	$13.33	—	—
Exercised	—	—	—	—
Canceled or forfeited	(18,046)	$4.99	—	—
Outstanding as of September 30, 2018	2,065,481	$9.87	9.35	$43,146
Exercisable as of September 30, 2018	166,262	$0.52	8.73	$5,022
Vested and expected to vest as of September 30, 2018	2,065,481	$9.87	9.35	$43,146

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s restricted ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s restricted ordinary shares.
The weighted average grant-date fair value of share options granted during the year ended September 30, 2018 and 2017 was $8.55 and $4.04 per share, respectively, none of which were vested. There were no share options granted during the year ended September 30, 2016.
The Company granted 570,537 share options during the year ended September 30, 2017 of which 556,966 were performance-based share options. These performance-based share options begin to vest upon the Company achieving specified clinical development milestones. During the year ended September 30, 2017, 228 of the performance-based share options were forfeited. There were no performance-based share options granted during the year ended September 30, 2018.
The Company achieved the milestones related to the 2017 performance-based share options during the year ended September 30, 2017 and recorded share-based compensation expense of $1.0 million and $0.4 million related to those option awards that started vesting upon the achievement of the milestones for the years ended September 30, 2018 and 2017, respectively. As of September 30, 2018, there was unrecognized compensation of $0.6 million related to the 2017 performance-based share options, which will be recognized over the remaining term of the awards.
The Company recorded share-based compensation expense related to share options to certain consultants, who are not employees, of $0.1 million for the year ended September 30, 2018. There were no share options granted to consultants during the year ended September 30, 2017.
Restricted Ordinary Shares
The assumptions (Note 2) used in the OPM to determine the fair value of the ordinary shares for the following dates are as follows:

	March 2, 2016	April 26, 2017	September 25, 2017	March 31, 2018	May 31, 2018
Expected term	2.8 years	1.2 years	0.8 years	1.8 years	1.8 years
Risk-free interest rate	1.0%	1.0%	1.3%	2.1%	2.1%
Expected volatility	73.2%	76.6%	71.0%	71%	71%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%

A summary of the changes in the Company’s restricted ordinary shares during the years ended September 30, 2018 and 2017 are as follows and reflect the conversion of ordinary shares in the current and previous years.

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at September 30, 2015	416,887	$3.54
Granted	1,070,797	4.08
Vested	(220,940)	3.38
Canceled or forfeited	(125)	3.03
Unvested and outstanding at September 30, 2016	1,266,619	3.89
Granted	642,150	4.36
Vested	(453,134)	3.92
Canceled or forfeited	(97,318)	4.20
Unvested and outstanding at September 30, 2017	1,358,317	4.20
Granted	—	—
Vested	(534,906)	3.96
Canceled or forfeited	(7,779)	3.68
Unvested and outstanding at September 30, 2018	815,632	$4.17

During the year ended September 30, 2017, the Company granted an aggregate of 439 restricted ordinary shares with vesting based on service conditions only and 641,711 restricted ordinary shares that included both performance and service conditions in order to vest. During the years ended September 30, 2018 and 2017, 159,490 and 24,896 restricted ordinary shares were vested related to performance-based awards. The remainder of the restricted C ordinary shares and all forfeited restricted C ordinary shares related to awards with only service-based vesting conditions. There were no restricted shares granted during the year ended September 30, 2018.
The 2017 performance-based restricted shares were scheduled to begin vesting upon the Company’s achievement of specified clinical development milestones. The Company achieved the milestones related to the 2017 performance-based restricted shares during the year ended September 30, 2017 and recorded share-based compensation expense of $1.0 million and $0.8 million related to the vesting of those incentive share awards for the years ended September 30, 2018 and 2017, respectively.
As of September 30, 2018, there was unrecognized compensation of $0.8 million, which will be recognized over the remaining vesting term of the awards.
The Company recorded share-based compensation expense related to awards to certain consultants, who are not employees, of $1.0 million and $0.2 million for the years ended September 30, 2018 and 2017, respectively.
Share-based Compensation Expense
The Company recorded share-based compensation expense of $6.8 million and $3.2 million during the years ended September 30, 2018 and 2017, respectively, related to both restricted shares and share options based awards. As of September 30, 2018, there was $12.2 million of unrecognized compensation cost related to outstanding but unvested restricted shares and share options, which amounts are expected to be recognized over weighted-average period of 3.5 years.
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Year ended September 30,
	2018	2017	2016
Research and development	$3,116	$1,145	$916
General and administrative	3,649	2,008	1,341
Total share-based compensation	$6,765	$3,153	$2,257

In February 2017, the Company modified the terms of all outstanding share options and restricted share awards to adjust the vesting of the awards in the event of an exit event or IPO. As modified, the options and share awards do not convert to deferred shares and will continue vesting as a result of the June 2018 IPO. The incremental share-based compensation expense due to the modification was nominal.